Hood River Small-Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.4%		Shares	Value
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Globalstar, Inc. (a)		871,251	$31,704,824
TOTAL COMMUNICATION SERVICES			31,704,824

CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 1.3%
Modine Manufacturing Co. (a)(b)		347,947	49,464,146
Visteon Corp.		95,619	11,460,893
			60,925,039
Broadline Retail - 1.6%
Ollie's Bargain Outlet Holdings, Inc. (a)		589,478	75,688,975
			$–
Diversified Consumer Services - 0.7%
Universal Technical Institute, Inc. (a)		954,457	31,067,575
			$–
Hotels, Restaurants & Leisure - 3.1%
Genius Sports Ltd. (a)		3,135,884	38,822,244
Kura Sushi USA, Inc. - Class A (a)(b)		176,438	10,482,181
Life Time Group Holdings, Inc. (a)		2,374,635	65,539,926
Rush Street Interactive, Inc. (a)		1,357,166	27,794,760
			142,639,111
Household Durables - 0.2%
Lovesac Co. (a)(b)		633,889	10,731,741
			$–
Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc. (b)		504,771	25,248,646
Camping World Holdings, Inc. - Class A		1,697,803	26,808,309
Five Below, Inc. (a)		117,250	18,138,575
Signet Jewelers Ltd. (b)		450,767	43,237,571
			113,433,101
TOTAL CONSUMER DISCRETIONARY			434,485,542

CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Celsius Holdings, Inc. (a)		741,131	42,607,621
			$–
Food Products - 0.3%
Freshpet, Inc. (a)		264,630	14,583,759
			$–
Personal Care Products - 0.7%
Oddity Tech Ltd. - Class A (a)(b)		478,146	29,788,496
TOTAL CONSUMER STAPLES			86,979,876

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Denison Mines Corp. (a)(b)		17,021,024	46,807,816
Northern Oil & Gas, Inc. (b)		822,520	20,398,496
TOTAL ENERGY			67,206,312

FINANCIALS- 9.1%
Banks - 3.3%
Customers Bancorp, Inc. (a)		987,181	64,532,022
East West Bancorp, Inc.		353,895	37,672,123
WesBanco, Inc.		554,505	17,705,345
Western Alliance Bancorp		370,331	32,115,104
			152,024,594
Consumer Finance - 3.8%
Dave, Inc. (a)(b)		529,864	105,628,388
FirstCash Holdings, Inc.		433,837	68,728,458
			174,356,846
Insurance - 2.0%
HCI Group, Inc.		485,466	93,175,489
Neptune Insurance Holdings, Inc. - Class A (a)		23,118	462,360
			93,637,849
TOTAL FINANCIALS			420,019,289

HEALTH CARE - 18.1%
Biotechnology - 9.6%
Akero Therapeutics, Inc. (a)		98,065	4,656,126
Aurinia Pharmaceuticals, Inc. (a)		145,091	1,603,256
BioCryst Pharmaceuticals, Inc. (a)		1,988,507	15,092,768
Bridgebio Pharma, Inc. (a)(b)		699,339	36,323,668
Insmed, Inc. (a)		430,803	62,039,940
Krystal Biotech, Inc. (a)		333,964	58,954,665
Madrigal Pharmaceuticals, Inc. (a)		134,720	61,790,675
Neurocrine Biosciences, Inc. (a)		242,984	34,110,094
PTC Therapeutics, Inc. (a)		549,201	33,704,465
Revolution Medicines, Inc. (a)(b)		513,668	23,988,296
Rhythm Pharmaceuticals, Inc. (a)		131,859	13,316,440
Scholar Rock Holding Corp. (a)(b)		1,092,837	40,697,250
Soleno Therapeutics, Inc. (a)		338,647	22,892,537
TG Therapeutics, Inc. (a)(b)		933,712	33,730,346
			442,900,526
Health Care Equipment & Supplies - 3.2%
AtriCure, Inc. (a)(b)		1,637,849	57,734,177
Enovis Corp. (a)(b)		951,917	28,881,162
Tandem Diabetes Care, Inc. (a)(b)		1,479,430	17,960,280
TransMedics Group, Inc. (a)(b)		365,464	41,005,061
			145,580,680
Health Care Providers & Services - 4.0%
Alignment Healthcare, Inc. (a)		3,877,060	67,654,697
Ensign Group, Inc. (b)		292,054	50,458,170
RadNet, Inc. (a)		738,220	56,259,746
Select Medical Holdings Corp.		769,135	9,875,693
			184,248,306
Health Care Technology - 0.4%
Waystar Holding Corp. (a)		542,709	20,579,525
			$–
Pharmaceuticals - 0.9%
Axsome Therapeutics, Inc. (a)		189,665	23,034,815
Crinetics Pharmaceuticals, Inc. (a)(b)		471,731	19,647,596
			42,682,411
TOTAL HEALTH CARE			835,991,448

INDUSTRIALS - 22.4%
Aerospace & Defense - 4.1%
Axon Enterprise, Inc. (a)		37,856	27,166,980
Karman Holdings, Inc. (a)(b)		355,362	25,657,136
Kratos Defense & Security Solutions, Inc. (a)(b)		1,472,405	134,533,645
			187,357,761
Commercial Services & Supplies - 1.4%
CECO Environmental Corp. (a)		323,367	16,556,390
Clean Harbors, Inc. (a)		79,604	18,485,641
Interface, Inc.		1,046,515	30,286,144
			65,328,175
Construction & Engineering - 8.8%
API Group Corp. (a)		1,217,003	41,828,393
Comfort Systems USA, Inc.		128,037	105,653,572
Granite Construction, Inc. (b)		541,602	59,386,659
MasTec, Inc. (a)		922,267	196,267,640
			403,136,264
Ground Transportation - 2.0%
RXO, Inc. (a)(b)		905,332	13,924,006
XPO, Inc. (a)(b)		609,364	78,772,484
			92,696,490
Machinery - 1.5%
ESCO Technologies, Inc.		156,851	33,112,815
Flowserve Corp.		398,500	21,176,290
Kornit Digital Ltd. (a)		1,209,404	16,326,954
			70,616,059
Marine Transportation - 0.3%
Kirby Corp. (a)		173,911	14,512,873
			$–
Professional Services - 1.8%
ExlService Holdings, Inc. (a)		1,132,089	49,845,879
Parsons Corp. (a)(b)		404,135	33,510,874
			83,356,753
Trading Companies & Distributors - 2.5%
QXO, Inc. (a)		4,715,757	89,882,329
Transcat, Inc. (a)		311,556	22,805,899
			112,688,228
TOTAL INDUSTRIALS			1,029,692,603

INFORMATION TECHNOLOGY- 31.6%(c)
Communications Equipment - 5.1%
Applied Optoelectronics, Inc. (a)(b)		1,031,656	26,750,840
Calix, Inc. (a)		297,463	18,255,305
Ciena Corp. (a)		624,272	90,937,702
Lumentum Holdings, Inc. (a)(b)		322,069	52,403,847
Ondas Holdings, Inc. (a)(b)		6,030,824	46,557,961
			234,905,655
Electronic Equipment, Instruments & Components - 4.6%
Fabrinet (a)		114,573	41,775,607
Mirion Technologies, Inc. (a)(b)		1,812,624	42,161,634
nLight, Inc. (a)		372,454	11,035,812
OSI Systems, Inc. (a)(b)		241,803	60,266,980
PAR Technology Corp. (a)		208,842	8,265,966
Red Cat Holdings, Inc. (a)(b)		2,292,104	23,723,277
TTM Technologies, Inc. (a)		417,904	24,071,270
			211,300,546
IT Services - 6.1%
Applied Digital Corp. (a)(b)		11,443,376	262,511,045
DigitalOcean Holdings, Inc. (a)		614,772	21,000,612
			283,511,657
Semiconductors & Semiconductor Equipment - 6.6%
Lattice Semiconductor Corp. (a)		356,975	26,173,407
Rambus, Inc. (a)(b)		434,366	45,260,937
Semtech Corp. (a)		1,196,933	85,520,863
Sequans Communications SA - ADR (a)		276,396	2,614,708
SiTime Corp. (a)		303,756	91,524,721
Tower Semiconductor Ltd. (a)		754,641	54,560,544
			305,655,180
Software - 9.2%
ACI Worldwide, Inc. (a)		1,654,236	87,294,034
BlackBerry Ltd. (a)(b)		6,943,380	33,883,695
Clearwater Analytics Holdings, Inc. - Class A (a)		2,191,906	39,498,146
Hut 8 Corp. (a)(b)		1,302,818	45,351,095
nCino, Inc. (a)(b)		794,811	21,547,326
Pegasystems, Inc. (b)		848,614	48,795,305
Q2 Holdings, Inc. (a)		381,934	27,648,202
Unity Software, Inc. (a)		1,456,307	58,310,532
Varonis Systems, Inc. (a)		1,036,934	59,592,597
			421,920,932
TOTAL INFORMATION TECHNOLOGY			1,457,293,970

MATERIALS - 0.9%
Construction Materials - 0.9%
Eagle Materials, Inc.		169,956	39,606,546
TOTAL MATERIALS			39,606,546

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Landbridge Co. LLC - Class A (b)		645,110	34,416,619
TOTAL REAL ESTATE			34,416,619

UTILITIES - 1.1%
Electric Utilities - 0.9%
Oklo, Inc. (a)(b)		369,684	41,267,825
			$–
Water Utilities - 0.2%
WaterBridge Infrastructure LLC - Class A (a)		323,333	8,154,458
TOTAL UTILITIES			49,422,283
TOTAL COMMON STOCKS (Cost $2,947,269,893)			4,486,819,312

REAL ESTATE INVESTMENT TRUSTS - 0.4%		Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)		532,501	16,347,780
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,595,907)			16,347,780

PRIVATE NOTES - 0.1%		Par	Value
CONSUMER DISCRETIONARY - 0.1%
Cariloha 12/31/2025, 15.00%, 12/31/2025 (d)		6,500,000	6,500,000
TOTAL PRIVATE NOTES (Cost $6,500,000)			6,500,000

WARRANTS - 0.2%		Contracts	Value
Sequans Communications (SQNS), Expires 09/30/2030, Exercise Price $0.01 (a)(d)		678,966	6,423,020
Sequans Communications (SQNS), Expires 10/05/2025, Exercise Price $0.01 (a)(d)		298,328	0
TOTAL WARRANTS (Cost $9,437,630)			6,423,020

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.6%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.27% (e)		904,218,402	904,218,402
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $904,218,402)			904,218,402

MONEY MARKET FUNDS - 1.7%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (e)		77,485,268	77,485,268
TOTAL MONEY MARKET FUNDS (Cost $77,485,268)			77,485,268

TOTAL INVESTMENTS - 119.4% (Cost $3,957,507,100)			5,497,793,782
Liabilities in Excess of Other Assets - (19.4)%			(891,638,493)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$4,606,155,289
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $889,591,779.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $12,923,020 or 0.3% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hood River Small-Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,486,356,952	$462,360	$–	$4,486,819,312
Real Estate Investment Trusts - Common	16,347,780	–	–	16,347,780
Private Notes	–	–	6,500,000	6,500,000
Warrants	–	–	6,423,020	6,423,020
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	904,218,402
Money Market Funds	77,485,268	–	–	77,485,268
Total Investments	$4,580,190,000	$462,360	$12,923,020	$5,497,793,782

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $904,218,402 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.